Warranty and Options Activity (Details) (Stock Options and Warrants, USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Stock Options and Warrants
Share-based Compensation Arrangement by Share-based Payment Award, Options and Warrants, Outstanding [Roll Forward]
Underlying Shares - Outstanding at beginning of year	1,635	2,109	2,292
Underlying Shares - Granted	0	0	90
Underlying Shares - Exercised	(573)	(474)	(273)
Underlying Shares - Canceled or forfeited	(10)	0	0
Underlying Shares - Outstanding at end of year	1,052	1,635	2,109
Underlying Shares - Exercisable at end of year	953	1,512	1,950
Share-based Compensation Arrangement by Share-based Payment Award, Options and Warrants, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted-Average Exercise Price - Outstanding at beginning of year	$ 18.51	$ 16.39	$ 14.63
Weighted-Average Exercise Price - Granted	$ 0.00	$ 0.00	$ 39.11
Weighted-Average Exercise Price - Exercised	$ 16.12	$ 9.06	$ 9.08
Weighted-Average Exercise Price - Canceled or forfeited	$ 10.00	$ 0.00	$ 0.00
Weighted-Average Exercise Price - Outstanding at end of year	$ 19.90	$ 18.51	$ 16.39
Weighted-Average Exercise Price - Exercisable at end of year	$ 18.05	$ 17.35	$ 15.48